STOCKHOLDERS EQUITY	12 Months Ended
Jul. 31, 2024
Equity [Abstract]
STOCKHOLDERS EQUITY

NOTE 5 – STOCKHOLDERS EQUITY

On January 26, 2023 the Company filed with the Nevada Secretary of State a Certificate of Amendment of Articles of Incorporation (the “Amendment”). The Amendment amended Article 3 of the Company’s Articles of Incorporation to provide that the authorized capital stock of the Company will be 120,080,000 shares of capital stock consisting of 100,000,000 shares of common stock, $0.0001 par value, 80,000 shares of Series A Preferred Stock, $0.0001 par value, and 20,000,000 shares of undesignated preferred stock, $0.0001 par value. As of July 31, 2024, 80,000 shares of Undesignated Preferred Stock have been established and designated as Series B Preferred stock.

The following table sets forth information, as of July 31, 2024, regarding the classes of capital stock that are authorized by the Articles of Incorporation of Tianci International, Inc.

		July 31, 2024
Class	Shares Authorized	Shares Outstanding
Common Stock, $.0001 par value	100,000,000	14,781,803
Series A Preferred Stock, $.0001 par value	80,000	–
Series B Preferred Stock, $.0001 par value	80,000	80,000
Undesignated Preferred Stock, $.0001 par value	19,920,000	–

Series A Preferred Stock

Each share of Series A Preferred Stock was convertible by the holder of the share into 100 shares of common stock, subject to equitable adjustment of the conversion rate. Each holder of Series A Preferred Stock had voting rights equal to the holder of the number of shares of common stock into which the Series A Preferred Stock was convertible. Upon liquidation of the Company, each holder of Series A Preferred Stock was entitled to receive, out of the net assets of the Company, $0.01 per share, then to share in the distribution on an as-converted basis. On January 19, 2024, all 80,000 shares of the Series A preferred Stock were converted into 8,000,000 shares of Company common stock.

Series B Preferred Stock

Each share of Series B Preferred Stock may be converted by the holder of the share into 100 shares of common stock, subject to equitable adjustment of the conversion rate. Each holder of Series B Preferred Stock has voting rights equal to the holder of the number of shares of common stock into which the Series B Preferred Stock is convertible. Upon liquidation of the Company, each holder of Series B Preferred Stock is entitled to receive, out of the net assets of the Company, $0.01 per share, then to share in the distribution on an as-converted basis.

Undesignated Preferred Stock

The Board of Directors has the authority, without shareholder approval, to amend the Company’s Articles of Incorporation to divide the class of undesignated Preferred Stock into series, and to determine the relative rights and preferences of the shares of each series, including (i) voting power, (ii) the rate of dividend, (iii) the price at which, and the terms and conditions on which, the shares may be redeemed, (iv) the amount payable upon the shares in the event of liquidation, (v) any sinking fund provision for the redemption or purchase of the shares, and (vi) the terms and conditions on which the shares may be converted to shares of another series or class, if the shares of any series are issued with the privilege of conversion.

Issuances of Preferred Stock and Common Stock

On January 27, 2023, Tianci sold 80,000 shares of its Series A Preferred Stock to RQS Capital for $24,000 cash.

On March 1, 2023, Tianci sold a total of 1,253,333 shares of its common stock to 13 non-US persons at a price of $0.30 per share or $376,000 total.

On March 6, 2023, Tianci issued 1,500,000 shares of its common stock to RQS Capital pursuant to the Share Exchange Agreement dated March 3, 2023 (see Note 1 above).

Also on March 6, 2023, pursuant to the Share Exchange Agreement dated March 3, 2023, Tianci issued a total of 700,000 shares of its common stock to nine employees or affiliates of Roshing to induce continued services to Roshing. For the year ended July 31, 2023, the Company accounted for this issuance by expensing the $210,000 estimated fair value of the 700,000 shares of common stock to (1) cost of revenues-services ($144,000), (2) selling and marketing ($36,000), and (3) general and administrative ($30,000).

On January 19, 2024 the Company sold an aggregate of 445,109 shares of its common stock to five present or former members of the Company’s Board of Directors for an aggregate price of $445,109 or $1.00 per share. The purchasers included Zhigang Pei, who received 220,909 shares in settlement of a loan by Mr. Pei to the Company in the amount of $220,909, and five present or former members of the Company’s Board of Directors, who received an aggregate of 224,200 shares (Zhigang Pei – 110,200 shares; David Wei Fang – 64,600 shares; Jack Fan Liu – 22,100 shares, Jimmy Weiyu Zhu – 5,200 shares; and Yee Man Yung - 22,100 shares) in satisfaction of the Company’s liability to them for unpaid compensation.

On January 19, 2024 the Company issued 8,000,000 shares of its common stock to RQS Capital Limited. The shares were issued upon RQS Capital’s exercise of its right to convert 80,000 shares of the Company’s Series A Preferred Stock into 8,000,000 shares of common stock.

On January 24, 2024 the Company sold an aggregate of 433,213 shares of its common stock to nine investors for an aggregate price of $433,213 or $1.00 per share. The shares were issued in a private offering to investors.

On April 24, 2024, the Company sold 80,000 shares of its Series B Preferred Stock to RQS Capital Limited for a cash payment of $80,000.